Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]	The following table sets forth the computation of basic and diluted net income per common share:

	2018	2017	2016
Numerator:
Net (loss) income attributable to ordinary shareholders for computing net income per ordinary share – basic	$(82,889,335)	$(28,427,244)	$(6,755,603)
(Gain) loss on valuation of warrants	(205,785)	(531,099)	(6,856,682)
Net (loss) income attributable to ordinary shareholders for computing net income per ordinary share – diluted	$(83,095,120)	$(28,958,343)	$(13,612,285)

Denominator:
Weighted average number of shares used in calculating net income per ordinary share – basic	11,653,729	9,914,313	9,323,108
Weighted average number of shares used in calculating net income per ordinary share – diluted	11,653,729	9,914,313	9,323,108

The 359,727 warrants were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive since the average share price for the year ended June 30, 2018 was lower than the warrants exercise price.

Net (loss) income per ordinary share - basic	$(7.11)	$(2.87)	$(1.46)
Net (loss) income per ordinary share - diluted	$(7.11)	$(2.87)	$(1.46)